Intangible Assets, Net (Details) - Schedule of intangible assets net ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total	¥ 15,902	$ 2,306	¥ 15,767
Less: Accumulated amortization	(1,247)	(181)	(1,610)
Less: Impairment	(14,470)	(2,098)	(5,300)
Intangible assets, net	185	27	8,857
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	1,432	208	1,297
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Total	9,170	1,330	9,170
Medical license [Member]
Finite-Lived Intangible Assets [Line Items]
Total	¥ 5,300	$ 768	¥ 5,300